Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

In accordance with ASC 855, “Subsequent Events,” the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based on this review, as further disclosed in the footnotes and except as disclosed below, the Company did not identify any subsequent events that would have required disclosure in the unaudited condensed consolidated financial statements.

On November 1, 2023, the Sponsor made a deposit of $120,000 into the Trust Account to further extend the business combination period from November 4, 2023 to December 4, 2023.

On November 4, 2023, Redwoods entered into Amendment No. 1 to the Business Combination (the “Amendment”) with the other parties thereto. The Amendment extends the termination date under the Business Combination Agreement from November 4, 2023 to March 4, 2024 (the “Termination Date”); provided, further, that (i) the right to terminate the Business Combination Agreement will not be available to Redwoods if any Redwoods party’s breach of any of its covenants or obligations under the Business Combination Agreement will have proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement on or before the Termination Date, and (ii) the right to terminate the Business Combination Agreement will not be available to the Company if the Company’s breach of its covenants or obligations under the Business Combination Agreement will have proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement on or before the Termination Date.

On November 13, 2023, the Company held a special meeting of stockholders, at which the Company’s stockholders approved (i) the Second Extension Amendment and (ii) the Second Trust Amendment. In connection with the stockholders’ vote at the special meeting, an aggregate of 3,636,456 shares with redemption value of approximately $39,255,410 (or $10.79 per share) of the Company’s common stock were tendered for redemption.

Following the special meeting on November 13, 2023, the Company and the Trustee entered into the Second Trust Amendment and the Company filed the Second Extension Amendment with the Secretary of State of the State of Delaware which became effective upon filing. Pursuant to the Second Extension Amendment, the Company is permitted to extend the date by which the Company must consummate an initial business combination on a monthly basis up to twelve times from December 4, 2023 to December 4, 2024 by depositing $35,000 for each monthly extension in accordance with the terms of the Second Trust Amendment. On November 27, 2023, Redwoods made a cash contribution of $35,000 to the Trust Account to extend the business combination period from December 4, 2023 to January 4, 2024.

On November 27, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of $400,000 to the Sponsor (the “November Convertible Note”). The November Convertible Note is payable upon the closing of the Business Combination or the liquidation of the Company. The holder of the November Convertible Note, in its sole discretion, may convert any or all of the unpaid principal under the promissory note into shares of common stock of the Company, at a price of $10.00 per share, upon consummation of the Business Combination.

Note 11 — Subsequent Events

In accordance with ASC 855, “Subsequent Events,” the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent events that are required disclosure in the financial statements.

On March 22, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $150,000 to the Sponsor. The promissory note is payable upon the closing of the Business Combination or the liquidation of the Company. The holder of the promissory note, in its sole discretion, may convert any or all of the unpaid principal under the promissory note into private units of the Company, at a price of $10.00 per unit, upon consummation of the Business Combination.

On March 30, 2023, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $360,000 to the Sponsor. The promissory note is payable upon the closing of the Business Combination or the liquidation of the Company. The holder of the promissory note, in its sole discretion, may convert any or all of the unpaid principal under the promissory note into private units of the Company, at a price of $10.00 per unit, upon consummation of the Business Combination.

On March 31, 2023, the Company held a special meeting of stockholders, at which the Company’s stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Extension Amendment”) and (ii) an amendment (the “Trust Amendment”) to the Investment Management Trust Agreement, dated March 30, 2022, by and between the Company and Continental Stock Transfer & Trust Company, as trustee, extending the date by which the Company must consummate a Business Combination from April 4, 2023 to July 4, 2023, with the ability to further extend the deadline on a monthly basis up to five times from July 4, 2023 to December 4, 2023. In connection with the stockholders’ vote at the special meeting, an aggregate of 6,103,350 shares of the Company’s common stock were tendered for redemption.

Subject upon stockholder approval of the Extension Amendment and the Trust Amendment, the Sponsor, or any of their respective affiliates or designees, agreed to deposit into the Trust Account $360,000 for the initial three-month extension and $120,000 per month for each subsequent one-month extension. The extension payment(s) will bear no interest and will be repayable by the Company to the contributors upon consummation of the Business Combination. The loans will be forgiven by the contributors if the Company is unable to consummate the Business Combination except to the extent of any funds held outside of the Trust Account.